Organization and basis of presentation (Details)	12 Months Ended
Dec. 31, 2021
Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights per share	1
Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights per share	10
Trivago N.V. | Expedia
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	58.30%
Parent voting interest, percentage	76.90%
Trivago N.V. | Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by noncontrolling owners	14.80%
Non-controlling interest, voting percentage	19.50%